Corporate and Group information	12 Months Ended
Dec. 31, 2025
Disclosure Of Corporate And Group Information [Abstract]
Corporate and Group information

1. Corporate and Group information

This section provides general corporate and group information about Pharvaris N.V. and its subsidiaries.

1.1 Corporate information

The consolidated financial statements of Pharvaris N.V. (the "Company" or "Pharvaris") and its subsidiaries (collectively, "The Group") for the year ended December 31, 2025 were authorized for issue in accordance with a resolution of the directors on April 2, 2026.

Pharvaris N.V. was incorporated on September 30, 2015 and is based in Leiden, the Netherlands. The Company’s registered office is located at Emmy Noetherweg 2, Leiden. The Company has been registered at the Chamber of Commerce under file number 64239411.

Pharvaris is a late-stage biopharmaceutical company focused on the development and commercialization of innovative therapies for rare diseases with significant unmet need, initially focused on angioedema and other bradykinin-mediated diseases.

1.2 Group information

Subsidiaries

The consolidated financial statements of the Group include:

			% of equity interest
Name	Legal seat	Country of incorporation	2025	2024
Pharvaris Holdings B.V.	Leiden	The Netherlands	100%	100%
Pharvaris Netherlands B.V.	Leiden	The Netherlands	100%	100%
Pharvaris, Inc.	Delaware	United States of America	100%	100%
Pharvaris GmbH	Zug	Switzerland	100%	100%
Pharvaris Pharmaceuticals, Inc.*	Delaware	United States of America	100%	N/A

*Pharvaris Pharmaceuticals, Inc was incorporated in June 2025

Pharvaris, Inc. and Pharvaris GmbH were incorporated on January 31, 2020 and March 27, 2020 respectively. Pharvaris, Inc. acts as a service provider to the principal Company of the Group. Pharvaris GmbH is the principal Company of the Group starting April 1, 2020. The principal Company owns the Group’s intellectual property and makes the major operating decisions.

The ultimate parent company

The ultimate parent company of the Group is Pharvaris N.V., which is based in the Netherlands.